Equity affiliates, other investments and related parties - Other associates and joint-ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity affiliates
Non-current assets	$ 201,586	$ 188,916	$ 184,125
Current assets	89,469	96,571	99,529
TOTAL ASSETS	291,055	285,487	283,654
Shareholders' equity - TotalEnergies share	114,883	117,858	116,753
Non-controlling interests	2,640	2,397	2,700
Non-current liabilities	80,969	77,272	75,416
Current liabilities	92,563	87,960	88,785
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	291,055	285,487	283,654
Revenues from sales	182,344	195,610	218,945
Net income	13,357	16,031	21,510
Non-controlling interests	230	273	126
Share of other comprehensive income, net amount	(484)	(246)	(208)
Equity value	30,665	27,872	25,895
Profit/(loss)	2,553	1,575	1,845
Associates
Equity affiliates
Non-current assets	6,450	5,522	4,977
Current assets	1,317	1,352	1,231
TOTAL ASSETS	7,767	6,874	6,208
Shareholders' equity - TotalEnergies share	1,535	1,214	921
Non-current liabilities	5,188	4,830	4,553
Current liabilities	1,044	830	734
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	7,767	6,874	6,208
Revenues from sales	2,855	2,981	2,026
Net income	379	324	7
Share of other comprehensive income, net amount	(49)	31	11
Equity value	2,805	2,427	1,656
Profit/(loss)	365	295	(19)
Dividends paid to TotalEnergies	341	296	323
Joint-ventures
Equity affiliates
Non-current assets	20,747	15,929	13,224
Current assets	2,629	2,524	2,988
TOTAL ASSETS	23,376	18,453	16,212
Shareholders' equity - TotalEnergies share	8,001	6,604	4,625
Non-controlling interests		(2)	75
Non-current liabilities	12,875	9,605	8,798
Current liabilities	2,500	2,246	2,714
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	23,376	18,453	16,212
Revenues from sales	5,468	6,476	7,451
Net income	548	(666)	(279)
Non-controlling interests		1	(64)
Share of other comprehensive income, net amount	(162)	(162)	(67)
Equity value	9,624	8,016	7,705
Profit/(loss)	420	(689)	(359)
Dividends paid to TotalEnergies	$ 247	$ 106	$ 120